FAIR VALUE MEASUREMENTS - Schedule Of Aggregate Fair Value Of Warrants (Details) - Level 3 [Member] - Common Stock Warrant [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Mar. 31, 2025 £ / shares
Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.19	$ 0.14
Expected term (in years)		4 years 8 months 12 days
Expected volatility		69.80%		66.30%
Risk-free interest rate	3.90%	4.20%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Junior Note Warrants [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price			$ 0.03	$ 0.15
Expected term (in years)	3 years 8 months 12 days		3 years 10 months 24 days	4 years 10 months 24 days
Expected volatility	62.40%		58.90%
Risk-free interest rate			3.60%	3.80%
Junior Note Warrants [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price			$ 0.67	$ 0.18
Expected term (in years)	4 years 4 months 24 days		4 years 10 months 24 days	5 years
Expected volatility	65.20%		79.60%
Risk-free interest rate			4.30%	4.10%
August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield			0.00%
August 2024 Convertible Note Derivative Liability [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price			$ 0.51
Expected term (in years)			4 months 6 days
Expected volatility			253.00%
Risk-free interest rate			4.60%
August 2024 Convertible Note Derivative Liability [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price			$ 1.82
Expected term (in years)			5 months 15 days
Expected volatility			285.40%
Risk-free interest rate			5.00%
Indigo Capital Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	4.10%
Risk-adjusted discount rate	12.90%
Expected dividend yield	0.00%
Indigo Capital Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.19
Expected term (in years)	11 months 1 day
Expected volatility	257.30%
Indigo Capital Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.26
Expected term (in years)	11 months 26 days
Expected volatility	268.70%
Convertible Notes Receivable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price | £ / shares					£ 0.000035
Expected term (in years)	1 year 3 months
Expected volatility	157.70%
Risk-free interest rate	4.20%
Expected dividend yield	0.00%